Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	September 30, 2019	December 31, 2018

Consumer Loans	$ 30,738,299	$ 28,218,125
Real Estate Loans	1,264,462	1,189,848
Sales Finance Contracts	2,093,991	1,607,609
Total	$ 34,096,752	$ 31,015,582